Post-employment Benefits (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	R$ 7,212,015	R$ 6,625,377
Return estimated for assets	591,774	769,613
Contributions and distributions	30,541	23,868
Benefits paid	(559,530)	(539,728)
Actuarial gain (losses)	(949,846)	333,728
Discontinued Operations balance adjustments		(843)
Fair value of the plan's assets, ending balance	6,324,954	7,212,015
Cost of current service	28,169
Estimated cost of interest	683,706
Expected return on plan assets	(685,596)
Costs (income or loss)	(30,059)
Plan III [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	3,903,624	3,531,958
Return estimated for assets	321,633	410,062
Contributions and distributions	6,018	9,709
Benefits paid	(336,775)	(272,584)
Actuarial gain (losses)	456,951	244,140
Discontinued Operations balance adjustments		(19,661)
Fair value of the plan's assets, ending balance	4,351,451	3,903,624
Cost of current service	1,346
Estimated cost of interest	465,275
Expected return on plan assets	(465,632)
Costs (income or loss)	(1,703)
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Fair value of the plan's assets, beginning balance	173,870	165,683
Return estimated for assets	15,030	18,629
Contributions and distributions	96,036	54,782
Benefits paid	(96,036)	(54,782)
Actuarial gain (losses)	1,028	(10,442)
Discontinued Operations balance adjustments		0
Fair value of the plan's assets, ending balance	189,928	R$ 173,870
Cost of current service	(7,636)
Estimated cost of interest	148,020
Expected return on plan assets	(21,273)
Costs (income or loss)	R$ 134,383